Note 31 Profit Attributable to Non Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	€ (615)	€ (521)	€ (397)
BBVA Garanti [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	154	116	95
Peru BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	335	260	236
Argentina BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	70	105	59
Colombia BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	3	(1)	(16)
Venezuela BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	44	32	24
Other entities BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	€ 9	€ 9	€ (1)